SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than those disclosed below, that would have required adjustment or disclosure in the financial statements.

On April 26, 2024, Citius Pharma deposited $66,667 into the trust account of the Company (the “Contribution”) to extend the timeline to complete a business combination for an additional one (1) month period from April 18, 2024 to May 18, 2024 (the “Extension”). Such deposit of the Contribution is evidenced by an unsecured promissory note (the “Note”) issued by the Company in the principal amount of $66,667 to Citius Pharma. The Note bears no interest and is repayable in full per the terms of the Merger Agreement.

On May 17, 2024, Citius Pharma deposited $66,667 into the trust account of the Company (the “Contribution”) to extend the timeline to complete a business combination for an additional one (1) month period from May 18, 2024 to June 18, 2024 (the “Extension”). Such deposit of the Contribution is evidenced by an unsecured promissory note (the “Note”) issued by the Company in the principal amount of $66,667 to Citius Pharma. The Note bears no interest and is repayable in full per the terms of the Merger Agreement.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the financial statements.

On January 17, 2024, the Company held an extraordinary general meeting of shareholders (the “Meeting”), in lieu of the 2023 annual general meeting, at which the Company’s shareholders approved, among other proposals, a proposal, by special resolution, to amend the Company’s Second A&R Memorandum and Articles in their entirety and the substitution in their place of the third amended and restated memorandum and articles of association of the Company (the “Third A&R Memorandum and Articles”), which provides that the Company may elect to extend the date by which the Company has to consummate a business combination (the “Combination Period”) for a total of eight (8) times, as follows:

(a)	for a deposit into the Company’s trust an amount equal to the lesser of $200,000 or $0.10 per public share that is not redeemed, an additional three (3) month extension from January 18, 2024 to April 18, 2024; and

(b)	for a deposit into the Company’s trust an amount equal to the lesser of $66,667 or $0.03 per public share that is not redeemed, for each month during the subsequent additional one (1) month extensions from April 18, 2024 to November 18, 2024.

On January 17, 2024, the Company issued an unsecured promissory note in the aggregate principal amount of $200,000 (“Extension Fee No. 3”) to Citius Pharma, pursuant to the Third A&R Memorandum and Articles. On January 17, 2024, Citius Pharma deposited $200,000 into the trust account of the Company to extend the date by which it must consummate an initial business combination from January 18, 2024 to April 18, 2024 (“Extension No.3”).

In connection with the vote to approve the proposals at the Meeting, holders of 2,287,923 ordinary shares exercised their right to redeem their shares for cash at a redemption price of approximately $10.90 per share, which was calculated based on the proxy record date December 28, 2023, for an aggregate redemption amount of approximately $24.9 million. As a result, such amount was removed from the Trust Account to pay such holders. According to the Company’s Third Amended and Restated Memorandum and Articles of Association, the redemption price should be calculated as of two business days prior to the Extraordinary General Meeting, which is January 12, 2024, and the redemption price should be $11.02 per share. The Company plans to adjust the redemption price based on the above calculation and to pay out the total difference of approximately $268,645 to the investors who chose to redeem in the second quarter of 2024.

On January 31, 2024, the Company amended and restated the October 18, 2023 promissory note to reduce the original principal amount of $660,000 by $125,000 to reflect the extension fee paid by Citius Pharma. On January 31, 2024, the Company issued a promissory note in the principal amount of $125,000 to Citius Pharma.